Subsidiaries - Summary of Changes In Subsidiaries (Details)	12 Months Ended
Dec. 31, 2021
PT KB Data Systems Indonesia
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Holds more than half of the ownership interests
Able Guwall 1st Co., Ltd.
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Holds the power in the event of default and is exposed to significant variable returns by providing lines of credit, ABCP purchase commitments or acquisition of subordinated debt
KB Global Private Real Estate Debt Fund
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Holds the power to determine the operation of the funds and is exposed to variable returns by holding significant amount of ownership interests
KB Global Commerce Private Equity Investment Fund
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Holds the power as a general partner and is exposed to variable returns by holding significant amount of ownership interests
Able Hana Co., Ltd.
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Termination of the commitments
KB SAUDI SEPCO II Private Special Asset Fund
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Liquidation
Aquila Global Real Assets Fund
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Disposal
KB Global ESG Securities Feeder Fund (Equity)
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Decrease in ownership interests to less than majority